Merger - Forward Purchase Agreement - Additional Information (Detail) - OTC Equity Prepaid Forward Transaction With Sandia Investment Management LP [Member] - $ / shares			6 Months Ended
	Mar. 31, 2024	Mar. 25, 2024	Jun. 30, 2024
Merger [Line Items]
Open market purchase of shares by an investee	1,000,000	1,000,000	1,500,000
Stock issued during the period shares new issues	500,000	500,000
Sale of stock issue price per share		$ 10.99
Prepayment per share on recycled shares		10.99
Prepayment per share		$ 10.99